ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$52,576	$57,235	$59,311
Provision for loan losses	19,117	19,210	33,564
Loans charged-off	(25,312)	(25,798)	(38,351)
Recoveries	1,396	1,929	2,711
Balance at end of year	$47,777	$52,576	$57,235

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Provision for loan and lease losses	1,556	1,528	16,670	346	(883)	(2,032)	1,932	19,117
Gross charge-offs	4,312	2,684	11,012	1,814	577	3,661	1,252	25,312
Recoveries	393	0	265	73	323	115	227	1,396
Total net charge-offs	3,919	2,684	10,747	1,741	254	3,546	1,025	23,916
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Ending allowance on loans individually evaluated for impairment	$1,151	$838	$7,155	$290	$0	$2	$92	$9,528
Ending allowance on loans collectively evaluated for impairment	6,775	2,430	16,996	3,309	522	5,171	3,046	38,249
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Loans and Leases
Ending balance of loans individually evaluated for impairment	$16,661	$2,076	$35,422	$2,604	$0	$101	$496	$57,360
Ending balance of loans collectively evaluated for impairment	844,372	71,441	1,381,586	315,606	56,810	367,399	84,490	3,121,704
Total loans, excluding covered loans	$861,033	$73,517	$1,417,008	$318,210	$56,810	$367,500	$84,986	$3,179,064

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered Loans
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters
The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,136	$22,918	$2,599	$537	$45,190
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,136	$22,918	$2,599	$537	$45,190

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses on covered loans for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$42,835	$16,493	$0
Provision for loan and lease losses	30,903	64,081	63,144
Loans charged-off	(33,907)	(45,604)	(46,992)
Recoveries	5,359	7,865	341
Balance at end of year	$45,190	$42,835	$16,493